Derivative Liabilities (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Derivative [Line Items]
Derivative liabilities					$ 172,393
Amortization of debt discount			197,477	$ 192,931	229,698	97,429
Gain (loss) on derivative liability	86,112	$ 190,152	$ 160,551	490,849	$ 609,622	226,278
Derivative Liability [Member]
Derivative [Line Items]
Conversion note description			Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 6% per month		Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month
Percentage of exercise price for warrant, description			The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month		The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month
Derivative loss			$ 0		$ 0	0
Amortization of debt discount			146,368		192,482	78,165
Interest expense			197,477		229,698	78,165
Unamortized debt discount	0		0		13,439	0
Reclassification of derivative liability to equity				0	734,294	734,070
Reclassification due to conversion of convertible notes			156,309	118,332	144,464	585,957
Gain (loss) on derivative liability			160,551	$ 490,849	609,622
Derivative Liability [Member] | Convertible Debt [Member]
Derivative [Line Items]
Derivative liabilities	$ 146,368		$ 146,368		172,393	78,165
Derivative Liability [Member] | Warrant [Member]
Derivative [Line Items]
Derivative liabilities					$ 734,294	$ 734,070
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Fair value assumptions, measurement input, percentages	198		198		80.8
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Fair value assumptions, measurement input, percentages	239		239		164.0